Supplement Dated June 7, 2017
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULONE	Lincoln VULDB-IV
Lincoln Momentum VULONE	Lincoln VULCV-IV

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVUL-IV

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln VULONE	Lincoln VULDB-IV
Lincoln Momentum VULONE	Lincoln VULCV-IV

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL-IV

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Janus Aspen Series has informed us that, effective June 5, 2017 the names of several funds will be changed, according to the table below. All other information about the funds can be found in the fund’s prospectus.

CURRENT FUND NAME	NEW FUND NAME

Janus Aspen Balanced Portfolio	Janus Henderson Balanced Portfolio
Janus Aspen Enterprise Portfolio	Janus Henderson Enterprise Portfolio

Please retain this Supplement for future reference.